Bonds and Borrowings - Summary of breakdown of bonds and borrowings and interest rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 96,976	¥ 80,634
Current portion of long-term borrowings	3,029	48,044
Current portion of bonds	54,987
Commercial papers (short-term)		30,000
Long-term borrowings (excluding the current portion)	220,219	188,687
Bonds (excluding the current portion)	144,609	199,441
Total	519,820	546,806
Current	154,992	158,678
Non-current	¥ 364,828	¥ 388,128
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Average Interest Rate	2.66%
Current Portion Of Long Term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Average Interest Rate	0.36%
Long Term Borrowings Excluding The Current Portion [Member]
Disclosure of detailed information about borrowings [line items]
Average Interest Rate	0.96%
Bottom of range [member] | Long Term Borrowings Excluding The Current Portion [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	September 30,2021
Top of range [member] | Long Term Borrowings Excluding The Current Portion [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	October 5,2076